Long Term Payable - Schedule of Weighted-Average Remaining Loan Term (Details)	6 Months Ended
Dec. 31, 2025
Schedule of Weighted-Average Remaining Loan Term [Abstract]
Weighted-average remaining lease term	2 months
The required rate of return required by the lender	6.99%